Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2015	38,504,311
Balance at Dec. 31, 2015	$ 396,066	$ 47,603	$ (238,411)	$ (63,569)	$ 7,804	$ 149,493
Net earnings			91,571			91,571
Pension liability adjustments, net of tax				(1,690)		(1,690)
Other comprehensive loss				(4,337)		(4,337)
Other comprehensive loss attributable to NCI				(1,677)	(331)	(2,008)
NCI share of earnings			(20,085)		4,142	(15,943)
NCI redemption increment			(3,521)			(3,521)
Distributions to NCI					(4,643)	(4,643)
Acquisitions of businesses, net					(189)	(189)
Subsidiaries’ equity transactions		1,507				1,507
Stock option expense		3,279				$ 3,279
Stock options exercised (in shares)	144,150					144,150
Aggregate fair value	$ 3,708	(849)				$ 2,859
Dividends			(3,865)			(3,865)
Foreign currency translation gain (loss)						(4,337)
Unrealized gain on interest swaps, net of tax
Other comprehensive earnings (loss) attributable to NCI				(1,677)	(331)	(2,008)
NCI share of earnings (loss)			(20,085)		4,142	(15,943)
Balance (in shares) at Dec. 31, 2016	38,648,461
Balance at Dec. 31, 2016	$ 399,774	51,540	(174,311)	(71,273)	6,783	212,513
Net earnings			92,132			92,132
Pension liability adjustments, net of tax				1,125		1,125
Other comprehensive loss attributable to NCI				9,860	171	10,031
NCI share of earnings			(20,236)		3,739	(16,497)
NCI redemption increment			(22,583)			(22,583)
Distributions to NCI					(5,587)	(5,587)
Acquisitions of businesses, net					(1,087)	(1,087)
Subsidiaries’ equity transactions		(4,176)				(4,176)
Stock option expense		4,425				$ 4,425
Stock options exercised (in shares)	285,700					285,700
Aggregate fair value	$ 7,210	(1,570)				$ 5,640
Dividends			(3,889)			(3,889)
Tax benefit on stock-based compensation (note 23)			476			476
Foreign currency translation gain (loss)				16,382		16,382
Unrealized gain on interest swaps, net of tax				552		552
Other comprehensive earnings (loss) attributable to NCI				9,860	171	10,031
NCI share of earnings (loss)			(20,236)		3,739	(16,497)
Balance (in shares) at Dec. 31, 2017	38,934,161
Balance at Dec. 31, 2017	$ 406,984	$ 50,219	$ (128,411)	$ (43,354)	$ 4,019	$ 289,457